Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Net revenues		$ 30,318,816	$ 31,976,268	$ 83,926,614
Net cash used in operating activities		(286,786)	(6,560,679)	$ 1,301,198
Accumulated deficit		216,859,796	$ 216,923,365
Working capital deficit		$ 600,000
Credit facility, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Maximum borrowing capacity					$ 2,500,000
Subsequent event | Credit facility, 2025
Collaborative arrangements and non-collaborative arrangement transactions
Maximum borrowing capacity	$ 2,000,000
Loan term	12 months